Earning per unit and cash distributions (Tables)	6 Months Ended
Jun. 30, 2018
Earnings Per Unit [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The calculation of basic and diluted earnings per unit are presented below:

	Three months ended June 30,		Six months ended June 30,
(in thousands of U.S. dollars, except per unit numbers)	2018	2017	2018	2017
Net income	$19,944	$12,212	41,630	$28,401
Adjustment for:
Non-controlling interest	—	2,812	—	5,556
Preferred unitholders' interest in net income	3,003	—	5,663	—
Limited partners' interest in net income	16,941	9,400	35,967	22,845
Less: Dividends paid or to be paid (1)	(14,988)	(14,441)	(29,942)	(28,878)
Under (over) distributed earnings	1,953	(5,041)	6,025	(6,033)
Under (over) distributed earnings attributable to:
Common units public	1,053	(2,702)	3,253	(3,233)
Common units Höegh LNG	124	(324)	383	(388)
Subordinated units Höegh LNG	776	(2,015)	2,390	(2,412)
	1,953	(5,041)	6,026	(6,033)
Basic weighted average units outstanding (in thousands)
Common units public	17,827	17,643	17,790	17,641
Common units Höegh LNG	2,101	2,116	2,102	2,116
Subordinated units Höegh LNG	13,156	13,156	13,156	13,156
Diluted weighted average units outstanding (in thousands)
Common units public	17,839	17,654	17,804	17,651
Common units Höegh LNG	2,101	2,116	2,102	2,116
Subordinated units Höegh LNG	13,156	13,156	13,156	13,156

Basic and diluted earnings per unit (2):
Common unit public	$0.50	$0.28	$1.07	$0.68
Common unit Höegh LNG (3)	$0.53	$0.30	$1.11	$0.71
Subordinated unit Höegh LNG (3)	$0.53	$0.30	$1.11	$0.71

(1)
Includes all distributions paid or to be paid in relationship to the period, regardless of whether the declaration and payment dates were prior to the end of the period, and is based on the number of units outstanding at the period end.

(2)
Effective March 23, 2018, the Partnership granted 14,584 phantom units to the CEO/CFO of the Partnership. One-third of the phantom units vest as of November 30, 2019, 2020 and 2021, respectively. Effective June 3, 2016, the Partnership granted 21,500 phantom units to the CEO/CFO of the Partnership. One-third of the phantom units vest as of December 31, 2017, November 30, 2018 and November 30, 2019, respectively. The increase in weighted average number of units was not significant enough to change the earnings per unit. Therefore, the basic and diluted earnings per unit were the same.

(3)
Includes total amounts attributable to incentive distributions rights of $398 and $795 for the three and six months ended June 30, 2018, respectively, of which $55 and $109 for the three and six months ended June 30, 2018, respectively, were attributed to common units owned by Höegh LNG. Total amounts attributable to incentive distributions rights of $343 and $685 for the three and six months ended June 30, 2018, respectively, were attributed to subordinated units owned by Höegh LNG. For the three and six months ended June 30, 2017, total amounts attributable to incentive distributions rights of $285 and $570, of which $40 and 79 were attributed to common units owned by Höegh LNG and $246 and $491 were attributed to subordinated units owned by Höegh LNG.